BUSINESS COMBINATIONS (Details)	Jun. 30, 2023 USD ($)
Business Combination and Asset Acquisition [Abstract]
Consideration issued	$ 6,500,000
Cash	11,093
Prepaid and other assets	1,186,242
Accounts receivable	392,611
Property and equipment, net	1,146,445
Accounts payable	(238,424)
Accrued Expenses	(767,288)
Loans payable	(789,827)
Lines of credit	(336,948)
Total identified assets and liabilities	603,904
Excess purchase price allocated to goodwill	$ 5,896,096